Note 14 - Deferred Revenue (Details) - Deferred Revenue: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013		Oct. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 2,562		$ 3,458
Less: current portion	(1,720)		(1,500)
Long-term portion of deferred revenue	842		1,958
Up-front Payment Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	1,720		1,269
Deferred Credit Related to Government Loan [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	842	[1]	1,958	[1]
Deposits For Reimbursable Costs [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue			$ 231

[1]	The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining two-year term of the debt using the sum of the years' digits method.